Balances and Transactions with Related Parties - Schedule of Balances with Related Parties (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Balances with related parties [Member]
Schedule of Balances with Related Parties [Line Items]
Trade payables	$ 102	$ 125
Other accounts payables	19	95
Transactions with employed/directors that accounts as related parties [Member]
Schedule of Balances with Related Parties [Line Items]
Remuneration of directors not employed by the Company or on its behalf	385	400	$ 548
Transactions with key executive personnel [Member]
Schedule of Balances with Related Parties [Line Items]
Salary and Related Expenses	4,133	3,862	3,771
Share-based payment	486	438	728
Total	4,619	4,300	4,499
Transactions with related parties [Member]
Schedule of Balances with Related Parties [Line Items]
Revenues			2,676
Cost of Goods Sold	132	29	7
General and administrative expenses	$ 65	$ 159	$ 223